CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)		Jun. 30, 2012 CNY		Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Current assets:
Cash and cash equivalents	$ 25,955		164,890		$ 14,760	93,771		358,228		737,825	1,176,767
Restricted cash	62,759		398,706			456,250		136,000
Accounts receivable (net of allowance for doubtful accounts of RMB139, RMB46,901 and RMB43,833 (US$6,900) at December 31, 2010, June 30, 2011 and June 30, 2012, respectively)	152,816		970,839			1,122,810		284
Inventories	207,450		1,317,931			1,386,626		74,368
Prepayments and other current assets (net of allowance for doubtful accounts related to other current assets of RMB60 , RMB60 and RMB4,140 (US$651) at December 31, 2010, June 30, 2011 and June 30, 2012, respectively)	44,217		280,911			132,585		19,046
Tax receivable	4,071		25,867			14,747		0
Short - term derivative assets	2,326		14,777			28,674		0
Assets held for sale	4,375		27,794			2,705,909		0
Amounts due from related parties	2,201		13,980			98,032		1,300
Total current assets	506,170		3,215,695			6,039,404		589,226
Non-current assets:
Property, plant and equipment, net	70,407		447,296			485,294		6,245
Investment at fair value	0		0			0		403,490
Investment under equity method	9,964		63,304			61,300		47,894
Convertible redeemable notes	0		0			0		165,444
Intangible assets, net	58,528		371,825			398,465		353,026
Goodwill	140,565		893,009			893,009		10,135
Non-current prepayments	6,322	[1]	40,165	[1]		40,158	[1]	40,258	[1]
Deferred tax assets	11,703		74,350			44,795		2,032
Other assets, net	17,970		114,162			61,066		0
Total non-current assets	315,459		2,004,111			1,984,087		1,028,524
Total assets	821,629		5,219,806			8,023,491		1,617,750		2,006,153
Current liabilities:
Short-term bank borrowings, and current portion of long-term bank borrowings	93,288		592,661			485,885		59,604
Income tax payable	0		0			2,535		338
Accounts payable	133,009		845,005			735,673		177
Accrued expenses and other liabilities	54,163		344,094			493,914		51,030
Deferred tax liabilities	0		0			2,980		0
Short-term derivative liabilities	1,151		7,310			14,313		0
Amounts due to related parties	711		4,520			40,503		42,843
Liabilities classified as held for sale	0		0			2,236,559		0
Total current liabilities	282,322		1,793,590			4,012,362		153,992
Non-current liabilities:
Long-term bank borrowing, net of current portion	107,580		683,456			1,228,993		0
Other long-term liabilities	25,131		159,656			137,053		0
Total non-current liabilities	132,711		843,112			1,366,046		0
Total liabilities	415,033		2,636,702			5,378,408		153,992		293,667
Commitments and contingencies
Agria Corporation shareholders' equity:
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; 110,766,600 shares issued and outstanding at December 31, 2010, June 30, 2011 and June 30, 2012.)	0		0			0		0
Additional paid-in capital	358,114		2,275,099			2,271,492		2,285,611
Statutory reserves	131		834			237		237
Accumulated other comprehensive loss	(15,532)		(98,678)			(123,425)		(95,147)
Accumulated deficit	(114,629)		(728,240)			(708,576)		(726,943)
Total Agria Corporation shareholders' equity	228,084		1,449,015			1,439,728		1,463,758
Noncontrolling interest	178,512		1,134,089			1,205,355		0
Total Equity	406,596		2,583,104			2,645,083		1,463,758		1,712,486	1,835,560
Total liabilities and equity	$ 821,629		5,219,806			8,023,491		1,617,750

[1]	As of December 31, 2010, June 30, 2011 and June 30, 2012, the Company prepaid RMB 40 million for leasing one parcel of land for an extended lease term from December 31, 2028 (expiration of its land use right) to December 31, 2038.